Net fee and commission income (Tables)	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure Of Fee And Commission Income Expense Tables Explanatory
For the quarter

ended
Year-to-date
USD m 30.6.22 31.3.22 30.6.21 30.6.22 30.6.21
Underwriting fees 111 172 387 283 780
M&A and corporate finance fees 220 237 330 456 568
Brokerage fees 869 1,077 1,037 1,946 2,395
Investment fund fees 1,233 1,388 1,405 2,620 2,842
Portfolio management and related services 2,298 2,463 2,426 4,761 4,710
Other 492 501 455 993 916
Total fee and commission

income
1
5,224 5,837 6,041 11,061 12,210
of which: recurring 3,593 3,860 3,823 7,453 7,443
of which: transaction-based 1,621 1,958 2,176 3,579 4,631
of which: performance-based 10 19 42 29 136
Fee and commission expense 450 484 484 934 962
Net fee and commission income 4,774 5,353 5,557 10,127 11,248
1 Reflects third-party fee and commission income for the second quarter of 2022 of USD 3,281 m for Global Wealth Management (first quarter of 2022: USD 3,637 m; second quarter of 2021: USD 3,585 m), USD 421 m for Personal & Corporate

Banking (first

quarter of 2022: USD
446
m; second quarter

of 2021: USD
399 m), USD 720
m for Asset Management

(first quarter of

2022: USD
762
m; second quarter

of 2021: USD
805 m),
USD 801
m for the Investment Bank (first

quarter of 2022: USD
988 m; second quarter of 2021: USD 1,243 m) and USD 1
m for Group Functions (first quarter

of 2022: USD
4
m; second quarter of 2021:

USD
9 m).